Cover	Aug. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Aug. 30, 2021
Entity File Number	1-6049
Entity Registrant Name	Target Corporation
Entity Central Index Key	0000027419
Entity Tax Identification Number	41-0215170
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	1000 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55403
City Area Code	612
Local Phone Number	304-6073
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0833 per share
Trading Symbol	TGT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false